INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 78	$ 60
Deferred income tax liabilities	(1,573)	(1,646)
Deferred tax assets	43	52
Deferred tax liabilities	(1,538)	(1,638)
Net deferred tax liabilities	(1,495)	(1,586)	$ (1,400)
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	41	17
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	37	43
Deferred tax assets	37	43
Net deferred tax liabilities	37	43	$ 34
Unused Tax Losses, Expiring in Five Years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 84	$ 78